Cover	6 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Registrant Name	Kazia Therapeutics Limited
Entity Central Index Key	0001075880
Current Fiscal Year End Date	--06-30